JPMorgan BetaBuilders U.S. Treasury Bond 20 + Year ETF
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders U.S. Treasury Bond 20 + Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.1%
U.S. Treasury Bonds
3.63%, 8/15/2043	10,000	9,462
3.75%, 11/15/2043	121,000	116,538
3.63%, 2/15/2044	12,000	11,321
3.13%, 8/15/2044	147,000	127,861
3.00%, 11/15/2044	119,000	101,183
2.50%, 2/15/2045	157,000	121,920
3.00%, 5/15/2045	106,000	89,881
2.88%, 8/15/2045	55,000	45,575
3.00%, 11/15/2045	95,000	80,431
2.50%, 2/15/2046	138,000	106,556
2.50%, 5/15/2046	50,000	38,566
2.25%, 8/15/2046	11,000	8,057
3.00%, 2/15/2047	152,000	128,393
3.00%, 5/15/2047	129,000	109,010
2.75%, 8/15/2047	165,000	133,121
2.75%, 11/15/2047	166,000	133,928
3.00%, 2/15/2048	164,000	138,625
3.13%, 5/15/2048	188,000	162,591
3.00%, 8/15/2048	25,000	21,145
3.38%, 11/15/2048	202,000	183,015
3.00%, 2/15/2049	165,000	139,786
2.88%, 5/15/2049	37,000	30,629
2.25%, 8/15/2049	209,000	151,827
2.38%, 11/15/2049	54,000	40,316
2.00%, 2/15/2050	12,000	8,214
1.25%, 5/15/2050	267,000	149,687
1.38%, 8/15/2050	235,000	136,135
1.63%, 11/15/2050	300,000	185,848
1.88%, 2/15/2051	270,000	178,348
2.38%, 5/15/2051	316,000	234,815
2.00%, 8/15/2051	320,000	217,637
1.88%, 11/15/2051	61,000	40,136
2.25%, 2/15/2052	278,000	200,507
2.88%, 5/15/2052	259,000	214,464
3.00%, 8/15/2052	163,000	138,531
4.00%, 11/15/2052	232,000	238,489
3.63%, 2/15/2053	237,000	227,631
Total U.S. Treasury Obligations (Cost $4,453,824)		4,400,179

JPMorgan BetaBuilders U.S. Treasury Bond 20 + Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.21% (a) (b) (Cost $3,057)	3,056	3,057
Total Investments — 99.2% (Cost $4,456,881)		4,403,236
Other Assets Less Liabilities — 0.8%		35,282
NET ASSETS — 100.0%		4,438,518

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.

JPMorgan BetaBuilders U.S. Treasury Bond 20 + Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$4,400,179	$—	$4,400,179
Short-Term Investments
Investment Companies	3,057	—	—	3,057
Total Investments in Securities	$3,057	$4,400,179	$—	$4,403,236

JPMorgan BetaBuilders U.S. Treasury Bond 20 + Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at April 19, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.21% (b) (c)	$—	$43,684	$40,627	$—	$—	$3,057	3,056	$48	$—

(a)	Commencement of operations was April 19, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2023.